Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,495,755,000.00
Previously Paid Amount	0.00
Total Fee Amount	206,563.79
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File No. 333-273926).
Net Fee	$ 206,563.79
Narrative - Max Aggregate Offering Price	$ 1,495,755,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true